Condensed Financial Information Of Parent Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information Of Parent Company

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	155,652	1,086,521	158,028
Short-term investments	—	441,513	64,215
Prepaid expenses and other current assets	—	11,950	1,738
Amounts due from subsidiaries	509,657	695,194	101,112
Amounts due from related parties	242,078	—	—
Total current assets	907,387	2,235,178	325,093
TOTAL ASSETS	907,387	2,235,178	325,093

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	81	6,268	912
Total current liabilities	81	6,268	912
Non-current liabilities
Investment in subsidiaries	1,524,565	2,556,801	371,871
Other non-current liabilities	—	11,228	1,633
Total non-current liabilities	1,524,565	2,568,029	373,504
TOTAL LIABILITIES	1,524,646	2,574,297	374,416

MEZZANINE EQUITY
Series A convertible redeemable preferred shares	292,000	—	—
Series B convertible redeemable preferred shares	601,605	—	—
Series B+ convertible redeemable preferred shares	131,104	—	—
TOTAL MEZZANINE EQUITY	1,024,709	—	—

SHAREHOLDERS’ DEFICIT
Ordinary shares (par value of US$0.00005, 1,000,000,000 shares authorized; 4,329,000 and nil shares issued and outstanding as of December 31, 2017 and 2018, respectively)	1	—	—
Class A ordinary shares (par value of US$0.00005, 796,062,195 shares authorized; nil and 1,818,383 shares issued as of December 31, 2017 and 2018, respectively; nil and 1,773,301 shares outstanding as of December 31, 2017 and 2018, respectively)	—	1	—
Class B ordinary shares (par value of US$0.00005, 826,389 shares authorized; nil and 826,389 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	—	—	—
Class C ordinary shares (par value of US$0.00005, 203,111,416 shares authorized; nil and 4,265,286 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	—	1	—
Treasury stock	—	—	—
Additional paid-in capital	289,674	2,391,822	347,876
Accumulated other comprehensive (loss)/income	(8,759)	118,827	17,283
Accumulated deficit	(1,922,884)	(2,849,770)	(414,482)
TOTAL SHAREHOLDERS’ DEFICIT	(1,641,968)	(339,119)	(49,323)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT	907,387	2,235,178	325,093

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(Amounts in thousands, except for share and per share data)

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cost of revenues	—	(19,244)	(475)	(69)
Gross profit	—	(19,244)	(475)	(69)
Operating expenses
Sales and marketing expenses	—	(75,237)	(820)	(119)
General and administrative expenses	(4)	(194,878)	(15,335)	(2,230)
Total operating expenses	(4)	(270,115)	(16,155)	(2,349)
Loss from operations	(4)	(289,359)	(16,630)	(2,418)
Interest income	—	1,592	33,525	4,876
(Loss)/profit before income tax expenses	(4)	(287,767)	16,895	2,458
Income tax expenses	—	—	—	—
Loss from investment in subsidiaries	(253,563)	(630,947)	(943,781)	(137,268)
Net loss	(253,567)	(918,714)	(926,886)	(134,810)

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CHANGES IN SHAREHOLDERS’ DEFICIT

(Amounts in thousands, except for share and per share data)

			Class A		Class B		Class C		Additional	Treasury		Accumulated other		Total
	Ordinary shares		Ordinary shares		Ordinary shares		Ordinary shares		paid-in	stock		comprehensive	Accumulated	shareholders'
	Shares	Amounts	Shares	Amounts	Shares	Amounts	Shares	Amounts	capital	Shares	Amounts	(loss)/income	deficit	deficit
		RMB		RMB		RMB		RMB	RMB		RMB	RMB	RMB	RMB
Balance as of January 1, 2016	3,818,618	1	—	—	—	—	—	—	911	—	—	—	(372,656)	(371,744)
Net loss for the year	—	—	—	—	—	—	—	—	—	—	—	—	(253,567)	(253,567)
Recapitalization in connection with the Group’s 2016 reorganization	—	—	—	—	—	—	—	—	—	—	—	—	(293,644)	(293,644)
Capital contribution from equity shareholders	—	—	—	—	—	—	—	—	30,000	—	—	—	—	30,000
Balance as of December 31, 2016	3,818,618	1	—	—	—	—	—	—	30,911	—	—	—	(919,867)	(888,955)
Net loss for the year	—	—	—	—	—	—	—	—	—	—	—	—	(918,714)	(918,714)
Capital contribution from a noncontrolling shareholder	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Repurchase of equity from shareholders	—	—	—	—	—	—	—	—	(30,000)	—	—	—	(41,303)	(71,303)
Cash dividend to a Series A convertible redeemable preferred shareholder	—	—	—	—	—	—	—	—	—	—	—	—	(43,000)	(43,000)
Shares issuance in relation to share-based compensation	510,382	—	—	—	—	—	—	—	—	—	—	—	—	—
Share-based compensation	—	—	—	—	—	—	—	—	288,763	—	—	—	—	288,763
Foreign currency translation adjustments	—	—	—	—	—	—	—	—	—	—	—	(8,759)	—	(8,759)
Balance as of December 31, 2017	4,329,000	1	—	—	—	—	—	—	289,674	—	—	(8,759)	(1,922,884)	(1,641,968)
Net loss for the year	—	—	—	—	—	—	—	—	—	—	—	—	(926,886)	(926,886)
Issuance of ordinary shares, net of issuance cost of 80,128	—	—	659,131	—	—	—	—	—	1,109,517	—	—	—	—	1,109,517
Conversion of convertible redeemable preferred shares upon initial public offering	(4,329,000)	(1)	1,159,252	1	826,389	—	4,265,286	1	1,024,708	—	—	—	—	1,024,709
Share repurchase	—	—	(45,082)	—	—	—	—	—	(34,828)	45,082	—	—	—	(34,828)
Share-based compensation	—	—	—	—	—	—	—	—	2,751	—	—	—	—	2,751
Foreign currency translation adjustments	—	—	—	—	—	—	—	—	—	—	—	127,586	—	127,586
Balance as of December 31, 2018 in RMB	—	—	1,773,301	1	826,389	—	4,265,286	1	2,391,822	45,082	—	118,827	(2,849,770)	(339,119)
Balance as of December 31, 2018 in USD	—	—	1,773,301	—	826,389	—	4,265,286	—	347,876	45,082	—	17,283	(414,482)	(49,323)

Note: The number of ordinary shares reflects the outstanding ordinary shares of the Company as if the Group’s 2017 reorganization took place on January 1, 2016.

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ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(253,567)	(918,714)	(926,886)	(134,810)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation	—	288,763	3,851	560
Loss from investment in subsidiaries	253,563	813,313	1,032,235	150,132
Amounts due to subsidiaries	—	(751,735)	(185,537)	(26,985)
Prepaid expenses and other current assets	—	—	(19,276)	(2,804)
Other non-current liabilities	—	—	11,228	1,633
Accrued expenses and other current liabilities	4	75	4,231	615
Net cash used in operating activities	—	(568,298)	(80,154)	(11,659)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	—	—	(814,539)	(118,470)
Disposal of short-term investments	—	—	396,852	57,720
Net cash used in investing activities	—	—	(417,687)	(60,750)
CASH FLOWS FROM FINANCING ACTIVITIES
Amounts due from related parties	—	—	245,654	35,729
Payment for share repurchase	—	—	(33,971)	(4,941)
Proceeds from initial public offering, net of issuance cost of 80,128	—	—	1,109,517	161,373
Capital contribution from series B and B+ convertible redeemable preferred shareholders	—	732,709	—	—
Net cash generated from financing activities	—	732,709	1,321,200	192,161
Effect of exchange rate charges	—	(8,759)	107,510	15,637
Net increase in cash and cash equivalents	—	155,652	930,869	135,389
Cash and cash equivalents at beginning of the year	—	—	155,652	22,639
Cash and cash equivalents at end of the year	—	155,652	1,086,521	158,028

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(Amounts in thousands, except for share and per share data)

1.

Schedule I has been provided pursuant the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.

The condensed financial information of Sunlands Technology Group has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Group. No dividend was paid by the Group's subsidiaries to their parent company in 2016, 2017 and 2018.

4.

As of December 31, 2018, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Group, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.